Investments	12 Months Ended
Dec. 31, 2022
Investments
Investments	5. Investments

As at December 31, 2022, the Company held two investments, which had a total estimated fair value of $nil.

Issuer	Security Description	Cost	Estimated Fair Value	% of Fair value
		$	$
BK Gold Mines Pty Ltd.	7,330,000 common shares	1,123,440	-	0%
MCC Canadian Gold Ventures Inc.	40 common shares	-	-	0%

Total		1,123,440	-	0%

During the year ended December 31, 2022, the Company sold 7,270,408 common shares of Electric Royalties Ltd. (“Electric”) for total cash proceeds of C$1,965,934 ($1,545,925). The total realized loss on the investment was $604,574.

As at December 31, 2021, the Company held three investments, which had a total estimated fair value of $2,150,499.

Issuer	Security Description	Cost	Estimated Fair Value	% of Fair value
		$	$
Electric Royalties Ltd.	7,270,408 common shares	2,299,500	2,150,499	100%
BK Gold Mines Pty Ltd.	7,330,000 common shares	1,123,440	-	0%
MCC Canadian Gold Ventures Inc.	40 common shares	-	-	0%

Total		3,422,940	2,150,499	100%

During the year ended December 31, 2021, the Company entered into a definitive royalty sale and purchase agreement with Electric, whereby Electric agreed to acquire two graphite royalties from Vox for total consideration of C$2,900,000, consisting of C$2,850,000 in common shares of Electric (the “Electric Shares”) and a C$50,000 cash non-refundable exclusivity payment. The Company received 7,270,408 Electric Shares on August 13, 2021.